Corporate information (Details Narrative)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [line items]
Name of reporting entity	Navios South American Logistics Inc
Country of incorporation	Marshall Islands
Description of nature of entity's operations and principal activities	providing its customers integrated transportation, storage and related services through its port facilities, its large, versatile fleet of dry and liquid cargo barges, and its product tankers
Navios Holdings [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	63.80%